Statutory Reserves	12 Months Ended
Dec. 31, 2010
Statutory Reserves [Abstract]
STATUTORY RESERVES
23.	STATUTORY RESERVES
PRC legal restrictions permit payments of dividends by the Group’s PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Foreign Investment Enterprises, the Group’s PRC subsidiaries must make appropriations from after-tax profit to non-distributable reserve funds as determined by the board of directors of the Company’s PRC subsidiaries. These reserve funds include one or more of the following (i) a general reserve (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end), and the other fund appropriations are at the management’s discretion. These statutory reserve funds can only be used for purposes of general enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. Appropriations to these reserves by the Company’s PRC subsidiaries were $392, $991 and $1,171 for the years ended December 31, 2008, 2009 and 2010, respectively.